Grants and other liabilities (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2019 USD ($) Type	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Oct. 02, 2013 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 1,134,944		$ 1,150,805
Other Liabilities	518,379		507,321
Grant and other non-current liabilities	$ 1,653,323		1,658,126
Number of grant types | Type	2
Income from grants	$ 14,789	$ 14,857
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	14,800	$ 14,900
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	731,000		739,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	402,000		410,000
Liberty Interactive Corporation [Member]
Grants and other liabilities [Abstract]
Grant and other non-current liabilities	364,000		358,000
Class A membership investment				$ 300,000
Finance lease liabilities	$ 56,000		$ 57,000
Liberty Interactive Corporation [Member] | Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Percentage of dividends and taxable loss received	61.20%
Percentage of entity's revenue received once conditions are met	22.60%